Fixed Assets (Details) - Schedule of Property, Plant, and Equipment Balances - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant, and Equipment Balances [Line Items]
Net opening balance	$ 238,095	$ 236,939
Total	251,823	238,095
Buildings [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Net opening balance	145,800	144,731
Total	145,618	145,800
Land [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Net opening balance	15,021	15,478
Total	14,631	15,021
Equipment [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Net opening balance	48,278	57,569
Total	67,751	48,278
Other [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Net opening balance	28,996	19,161
Total	23,823	28,996
Gross balance [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	776,282	721,942
Gross balance [Member] | Buildings [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	318,881	311,363
Gross balance [Member] | Land [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	14,631	15,021
Gross balance [Member] | Equipment [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	343,038	296,022
Gross balance [Member] | Other [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	99,732	99,536
Accumulated depreciation [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(524,459)	(483,847)
Accumulated depreciation [Member] | Buildings [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(173,263)	(165,563)
Accumulated depreciation [Member] | Land [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total
Accumulated depreciation [Member] | Equipment [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(275,287)	(247,744)
Accumulated depreciation [Member] | Other [Member]
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	$ (75,909)	$ (70,540)